INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF RECONCILIATION OF INCOME TAXES AT STATUTORY TAXES

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Income (loss) before tax	$12,955,376	$(47,588,970)	$(18,466,962)
Income tax rate	27% and 23%	27% and 23%	27% and 23%
Expected income expense (recovery)	3,498,154	(12,851,939)	(4,889,258)
Permanent differences	(7,127,858)	8,738,305	971
Prior years reassessment of tax expense	-	-	-
Change in unrecognized deferred assets	(32,220)	1,907	(20,073)
Change in valuation allowance	3,631,414	4,085,102	4,600,864
Other	63,592	27,912	335,655
Total income tax expense	$33,082	$1,287	$28,159

Current income tax	$33,082	$1,287	$28,159
Deferred income tax	-		-
Total income tax expense	$33,082	$1,287	$28,159

SCHEDULE OF TEMPORARY DIFFERENCES OF DEFERRED TAX ASSETS AND LIABILITIES

Temporary differences that give rise to the following deferred tax assets and liabilities at are:

	December 31, 2025	December 31, 2024
Deferred tax assets
Non-capital loss carry forwards – Canada	12,962,175	9,330,761
Non-capital loss carry forwards – Israel	-	-
	$12,962,175	$9,330,761
Valuation allowance	(12,962,175)	(9,330,761)
	$-	$-